Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment

10 Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditures that are directly attributable to the purchase of the items and the costs attributable to bringing the asset to its working condition for its intended use. When parts of an item of property, plant and equipment have different useful lives, those components are accounted for as separate items of property, plant and equipment.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to the Group and they can be measured reliably. The carrying amount of the replaced items or parts are derecognized. All other repairs and maintenance costs are charged to the statement of income in the period in which they are incurred.

Depreciation is recognized using the straight-line method over the estimated useful lives of the assets. Assets are depreciated to their residual values. Land and construction in progress is not depreciated.

The Group assesses the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When future undiscounted cash flows of assets are estimated to be insufficient to recover their related carrying value, the Group compares the asset’s estimated future cash flows, discounted to present value using a risk-adjusted discount rate, to its current carrying value and records a provision for impairment as appropriate.

The assets’ residual values and useful lives are reviewed and adjusted, if needed, at the end of each reporting period and the effect of any change in estimates is accounted for prospectively.

Annually, the Group tests the recoverability of its assets that were identified as having any indicator of impairment using the concept of value in use through discounted cash flow models). The tests for recoverability of assets are applied at the end of each fiscal year on December 31, follow by indications of impairment during the year. For the year ended December 31, 2023 the Group recognized impairment in property, plant and equipment in the amount of US$23,491, related to the indirect subsidiary Planterra Foods Company, located at United States, due the closing of its operations

Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are recognized within the statement of income. The Group’s construction in progress relates to investments for expansion, modernization and adaptation of plants for the purposes of increasing productivity and obtaining new certifications required by the regulatory authorities. When these assets are completed and placed in service, they are transferred to property, plant and equipment and depreciation commences.

As of December 31, 2023 the Group had into several purchase commitments for machinery and equipment, vehicles and construction in progress in the amount of US$388,325 (US$643,962 as of December 31, 2022).

				Net amount
	Useful life	Cost	Accumulated depreciation	December 31, 2023	December 31, 2022
Buildings	5 to 60 years	6,480,294	(2,175,149)	4,305,145	3,779,963
Land	—	1,209,739	—	1,209,739	1,056,590
Machinery and equipment	3 to 30 years	9,539,760	(5,229,170)	4,310,590	3,832,826
Facilities	10 to 30 years	1,176,199	(412,163)	764,036	575,290
Computer equipment	2 to 15 years	453,965	(287,674)	166,291	116,263
Vehicles (land and air)	3 to 35 years	438,490	(165,827)	272,663	214,898
Construction in progress	—	1,636,719	—	1,636,719	2,124,483
Others	2 to 25 years	602,590	(349,524)	253,066	215,050
		21,537,756	(8,619,507)	12,918,249	11,915,363

Changes in property, plant and equipment:

	Balance at January 1, 2023	Adjustment in business combination(3)	Additions net of transfers(1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2023
Buildings	3,779,963	4	680,142	(32,725)	(263,669)	141,430	4,305,145
Land	1,056,590	—	118,254	(14,345)	—	49,240	1,209,739
Machinery and equipment	3,832,826	10,180	989,430	(37,382)	(610,850)	126,386	4,310,590
Facilities	575,290	—	184,128	(2,783)	(44,024)	51,425	764,036
Computer equipment	116,263	—	90,951	(710)	(44,804)	4,591	166,291
Vehicles (land and air)	214,898	—	99,659	(8,736)	(43,559)	10,401	272,663
Construction in progress	2,124,483	—	(558,747)	(4,046)	—	75,029	1,636,719
Other	215,050	(15)	77,369	(9,105)	(36,973)	6,740	253,066
	11,915,363	10,169	1,681,186	(109,832)	(1,043,879)	465,242	12,918,249
	Balance at January 1, 2022	Acquired in business combination(2)	Additions net of transfers(1)	Disposals	Business combination adjustment(4)	Depreciation	Exchange rate variation	Balance at December 31, 2022
Buildings	3,500,837	120,213	360,757	(3,900)	5	(235,102)	37,154	3,779,964
Land	944,922	81,496	25,770	(5,316)	—	—	9,718	1,056,590
Machinery and equipment	3,569,854	90,861	738,953	(6,308)	75	(569,888)	9,279	3,832,826
Facilities	487,028	854	86,100	(92)	—	(32,225)	33,625	575,290
Computer equipment	121,960	705	39,875	(4,299)	—	(41,298)	(679)	116,264
Vehicles (land and air)	180,960	12,306	61,945	(7,497)	12	(34,571)	1,743	214,898
Construction in progress	1,218,888	4,990	892,255	(980)	—	—	9,330	2,124,483
Other	183,840	6,198	61,123	(1,557)	12	(34,968)	400	215,048
	10,208,289	317,623	2,266,778	(29,949)	104	(948,052)	100,570	11,915,363
	Balance at January 1, 2021	Acquired in business combination(2)	Additions net of transfers(1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2021
Buildings	3,298,443	137,443	398,731	(13,789)	(204,340)	(115,651)	3,500,837
Land	933,072	24,883	29,937	(3,788)	—	(39,182)	944,922
Machinery and equipment	3,222,626	269,328	690,187	(10,364)	(506,569)	(95,354)	3,569,854
Facilities	448,944	—	97,708	(538)	(27,058)	(32,028)	487,028
Computer equipment	99,987	3,348	60,764	(253)	(40,633)	(1,253)	121,960
Vehicles (land and air)	122,597	53,032	46,105	(8,455)	(26,366)	(5,953)	180,960
Construction in progress	792,178	19,939	442,425	—	—	(35,654)	1,218,888
Other	159,742	4,461	51,668	(1,323)	(28,429)	(2,279)	183,840
	9,077,589	512,434	1,817,525	(38,510)	(833,395)	(327,354)	10,208,289

(1)      Additions for each category includes transfers from construction in progress during the period.

(2)      Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.

(3)      Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.

(4)      Refers to the business combination adjustments of the acquisition of King’s and Rivalea acquired during the 2022 fiscal year and International Food Company Seara LLC acquired during the 2021 fiscal year.

For the year ended December 31, 2023, the amount of capitalized interest added to construction in progress and included in additions was US$68,164 (US$70,788 and US$36,998 for the years ended December 31, 2022 and 2021, respectively). For the year ended December 31, 2023, the capitalization rate used was 8.41% p.a., in Brazil and 4.40% p.a. in the United States (7.05% p.a., in Brazil and 3.70% p.a. in the United States; and 4.21% p.a., in Brazil and 3.88% p.a. in the United States for the year ended December 31, 2022 and 2021, respectively)